COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

OBLIGATION UNDER OPERATING LEASE

The Company leases approximately 1,700 square feet for its principal offices in Boca Raton, Florida. VoiceInterop executed a new 3-year lease with its current landlord on December 1, 2018 for the same office space. The lease provided one month free as a concession. The monthly rent is $3,630 with annual increases of base rent of 4% until the expiration date. The lease expires on November 30, 2021. VoiceInterop sub-leases approximately 900 square feet to three separate entities bringing its net rent expense to $1,400 per month.

Rent expense incurred during the nine months ended June 30, 2019 and 2018 was $12,600 and $13,500, respectively.

MAJOR CUSTOMERS

For the nine months ended June 30, 2019, one customer accounted for approximately 24% of the Company’s total revenue.  For the nine months ended June 30, 2018, one customer accounted for approximately 57% of the Company’s total revenue.

As of June 30, 2019, one customer accounted for 100% of the Company’s total accounts receivable.  As of June 30, 2018, one customer accounted for 100% of the Company’s accounts receivable.

MAJOR SUPPLIER AND SOLE MANUFACTURING SOURCE

During 2014, the Company developed a proprietary interoperable communications software solution for its Command-Phone installations. The Company relies on no one major supplier for its third-party hardware needs. The Company obtains the AudioMate IP gateway from one supplier.

NOTE 5 - COMMITMENTS AND CONTINGENCIES

Obligations Under Sub-Lease Agreement

The Company sub-leases approximately 1,000 square feet from its parent company for its principal offices in Boca Raton, Florida at a monthly rental of approximately $1,500. The sub-lease expires on November 30, 2018.

Rent expense incurred during the year ended September 30, 2018 and 2017 was $18,000 in each respective period.

MAJOR CUSTOMERS

For the year ended September 30, 2018, two customers accounted for approximately 59% of the Company’s total revenue.  For the year ended September 30, 2017, two customers accounted for approximately 25% of the Company’s total revenue.

As of September 30, 2018 and 2017, the Company had no accounts receivable, respectively.

MAJOR SUPPLIER AND SOLE MANUFACTURING SOURCE

During 2014, the Company developed a proprietary interoperable communications software solution for its Command-Phone installations. The Company relies on no one major supplier for its third-party hardware needs. The Company obtains the AudioMate IP gateway from one supplier.

COMMITMENT TO SELL SHARES OF COMMON STOCK

In 2018 the Company committed to sell 600,000 shares of common stock to five unrelated parties for $68,000 to provide working capital to the Company. As of September 30, 2018, $68,000 is recorded as due to unrelated parties as the spin-off has not been completed and the shares have not been issued.